Commitments and contingencies - Operating lease commitment (Details) - Office rental - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payment due by schedule
Less than 1 year	¥ 10,926
1 - 2 years	15,556
2 - 3 years	14,456
More than 3 years	7,228
Total	48,166
Operating lease expenses	¥ 16,410	¥ 18,624	¥ 14,250